Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Noncontrolling Interest
Beginning balance at Dec. 31, 2011	$ 1,001,710	$ 19,688	$ 493,519	$ (352)	$ 404,360	$ (114,425)	$ 198,920
Beginning balance (in shares) at Dec. 31, 2011		33,005,341
Net income	157,601				103,334		54,267
Other comprehensive loss	(3,156)			(1,750)			(1,406)
Issuances of non-vested (restricted) shares of common stock (in shares)		111,301
Issuances of non-vested (restricted) shares of common stock		56	(56)
Common stock contribution to 401(k) plan	1,772	13	1,759
Common stock contribution to 401(k) plan (in shares)		26,991
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		157,664
Stock issuances from exercise of stock options and employee stock purchase plan	7,163	79	7,084
Retirement of common stock (in shares)		(29,987)
Retirement of common stock	(2,229)	(15)	(2,214)
Share-based compensation	7,716		7,716
Excess tax benefit from share-based compensation	1,079		1,079
Cash dividends declared and paid on Common and Class B common stock	(256,219)				(256,219)
Common stock issued for Carrier Enterprise III (in shares)		1,250,000
Common stock issued for Carrier Enterprise III	93,250	625	92,625
Fair value of noncontrolling interest in Carrier Enterprise III	104,244						104,244
Decrease in noncontrolling interest in Carrier Enterprise I	(51,881)		(8,692)				(43,189)
Distributions to noncontrolling interest	(39,010)						(39,010)
Ending balance at Dec. 31, 2012	1,022,040	20,446	592,820	(2,102)	251,475	(114,425)	273,826
Ending balance (in shares) at Dec. 31, 2012		34,521,310
Net income	187,719				127,723		59,996
Other comprehensive loss	(16,341)			(9,372)			(6,969)
Issuances of non-vested (restricted) shares of common stock (in shares)		124,043
Issuances of non-vested (restricted) shares of common stock		62	(62)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(10,000)
Forfeitures of non-vested (restricted) shares of common stock		(5)	5
Common stock contribution to 401(k) plan	1,689	11	1,678
Common stock contribution to 401(k) plan (in shares)		22,551
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		87,193
Stock issuances from exercise of stock options and employee stock purchase plan	3,384	44	3,340
Retirement of common stock (in shares)		(17,976)
Retirement of common stock	(1,677)	(9)	(1,668)
Share-based compensation	8,760		8,760
Excess tax benefit from share-based compensation	1,511		1,511
Cash dividends declared and paid on Common and Class B common stock	(39,836)				(39,836)
Distributions to noncontrolling interest	(39,857)						(39,857)
Ending balance at Dec. 31, 2013	1,127,392	20,549	606,384	(11,474)	339,362	(114,425)	286,996
Ending balance (in shares) at Dec. 31, 2013		34,727,121
Net income	208,702				151,387		57,315
Other comprehensive loss	(20,836)			(12,273)			(8,563)
Issuances of non-vested (restricted) shares of common stock (in shares)		218,725
Issuances of non-vested (restricted) shares of common stock		109	(109)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(5,000)
Forfeitures of non-vested (restricted) shares of common stock		(2)	2
Common stock contribution to 401(k) plan	1,759	9	1,750
Common stock contribution to 401(k) plan (in shares)		18,309
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		73,948
Stock issuances from exercise of stock options and employee stock purchase plan	4,666	37	4,629
Retirement of common stock (in shares)		(26,482)
Retirement of common stock	(2,615)	(13)	(2,602)
Share-based compensation	12,006		12,006
Excess tax benefit from share-based compensation	1,828		1,828
Cash dividends declared and paid on Common and Class B common stock	(69,870)				(69,870)
Decrease in noncontrolling interest in Carrier Enterprise I	(87,735)		(43,324)				(44,411)
Distributions to noncontrolling interest	(43,258)						(43,258)
Ending balance at Dec. 31, 2014	$ 1,132,039	$ 20,689	$ 580,564	$ (23,747)	$ 420,879	$ (114,425)	$ 248,079
Ending balance (in shares) at Dec. 31, 2014		35,006,621